Note 16 - Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about gain (loss) on investment portfolio [text block]
	Year ended December 31,
	2021	2022	2023
Realized net gain (loss)	$6,752	$(18,375)	$37,564
Change in unrealized net gain (loss)	(11,696)	34,321	(34,321)
Net gain (loss) on investment portfolio	$(4,944)	$15,946	$3,243

Disclosure of additional information about understanding financial position and liquidity of entity [text block]
As of December 31, 2022	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 13)	$-	$2,228	$2,973	$5,201
Interest-bearing loans, including interest (Note 13)	-	-	-	-
Other non-current liabilities	-	-	68	68
Current:
Trade and other payables (Note 14)	46,937	-	-	46,937
Lease liabilities (Note 13)	3,084	-	-	3,084
Interest-bearing loans, including interest (Note 13)	146	-	-	146
Other current liabilities (Note 14)	12,152	-	-	12,152
Total financial liabilities, including interest	$62,319	$2,228	$3,041	$67,588
As of December 31, 2023	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 13)	$-	$4,734	$2,374	$7,109
Other non-current liabilities	-	-	94	94
Current:
Trade and other payables (Note 14)	52,247	-	-	52,247
Lease liabilities (Note 13)	4,024	-	-	4,024
Other current liabilities (Note 14)	13,285	-	-	13,285
Total financial liabilities, including interest	$69,556	$4,734	$2,468	$76,758